Jun. 07, 2021
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED JUNE 7, 2021
TO PROSPECTUSES
Nuveen Investment Funds, Inc.
 Prospectus dated October 28, 2020
 Prospectus dated February 26, 2021
 Prospectus dated April 30, 2021

Class R3 shares of each Fund were converted to Class A shares of such Fund at the close of business on June 4, 2021. All references to Class R3 shares in the prospectus are deleted.